Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes

Note 11. Income Taxes

The components of loss before income taxes for the years ended December 31, 2011, 2010 and 2009 were as follows:

	September 30,	September 30,	September 30,
	2011	2010	2009
	(in thousands)
United States	$(49,243)	$(29,512)	$(20,205)
Non-U.S.	(5,812)	115	(704)

	$(55,055)	$(29,397)	$(20,909)

The effective tax rate of 0% differs from the statutory United States federal income tax rate of 35% for all periods presented due primarily to a full valuation allowance on deferred tax assets.

The primary components of net deferred tax assets and liabilities at December 31, 2011 and 2010 were as follows:

	September 30,	September 30,
	2011	2010
	(in thousands)
Deferred tax assets:
U.S. losses carried forward	$52,681	$38,168
Non-U.S. losses carried forward	3,423	2,907

Total net operating losses carried forward	56,104	41,075
Equity awards	3,453	3,881
Other deferred tax assets	1,558	516

Gross deferred tax assets	61,115	45,472

Deferred tax liabilities:
Convertible debt	(18,617)	(20,737)

Net deferred tax assets	42,498	24,735
Less: valuation allowance	(42,498)	(24,735)

Net deferred tax asset/(liability)	$—	$—

FASB ASC 740—Income Taxes requires that a valuation allowance be established to reduce a deferred tax asset to its realizable value when it is more likely than not that all or a portion of a deferred tax asset will not be realized. A review of all available positive and negative evidence needs to be considered, including the utilization of past tax credits and length of carry-back and carry-forward periods, reversal of temporary differences, tax planning strategies, our current and past performance, the market environment in which we operate, and the evaluation of tax planning strategies to generate future taxable income.

At December 31, 2011 and 2010, we had gross deferred tax assets in excess of deferred tax liabilities of $42.5 million and $24.7 million, respectively. We determined that it is not “more likely than not” that such assets will be realized, and as such have applied a valuation allowance of $42.5 million and $24.7 million as of December 31, 2011 and 2010, respectively, to reduce our net deferred tax assets to their estimated realizable value. The valuation allowance primarily relates to the deferred tax assets arising from operating loss carry-forwards. The valuation allowance on our net deferred tax assets increased by approximately $17.8 million for the year ended December 31, 2011, decreased by approximately $11.0 million for the year ended December 31, 2010 and increased by approximately $9.3 million for the year ended December 31, 2009.

We evaluate our ability to realize our deferred tax assets each period and adjust the amount of our valuation allowance, if necessary. If there is an ownership change, as defined under Internal Revenue Code Section 382, the use of operating loss and credit carry-forwards may be subject to limitation on use. We operate within multiple taxing jurisdictions and are subject to audit in those jurisdictions. Because of the complex issues involved, any claims can require an extended period to resolve.

Net operating losses representing excess tax benefits attributable to share based compensation are not included in the table of deferred tax asset and liabilities shown above because they have not been realized for financial statement purposes. Pursuant to ASC 718, excess tax benefits attributable to share based compensation will only be recorded to additional paid-in capital when they are realized through a reduction of taxes payable. As of December 31, 2011, the portion of the federal and state net operating loss related to share based compensation is approximately $11.5 million.

At December 31, 2011, we had net operating loss carry-forwards of approximately $155.6 million for U.S. federal and state income tax purposes that are available to offset future taxable income and begin to expire in the year 2025. We have foreign tax loss carry-forwards of approximately $14.3 million that do not expire. The adoption of ASC 740-10 Accounting for Uncertainty in Income Taxes has had no impact on the reported carry-forwards at December 31, 2011. Net operating loss carry-forwards will expire as follows:

	September 30,	September 30,	September 30,
Year of Expiration	Year Generated	U.S. Losses	Foreign Losses
		(in thousands)
Unlimited	2006	$—	$(3,968)
Unlimited	2007	—	(3,864)
Unlimited	2009	—	(1,829)
Unlimited	2010	—	(1,132)
Unlimited	2011	—	(3,524)
2025	2005	(10,975)	—
2026	2006	(13,460)	—
2027	2007	(17,344)	—
2028	2008	(23,929)	—
2029	2009	(20,544)	—
2030	2010	(29,580)	—
2031	2011	(39,784)	—

		$(155,616)	$(14,317)

Uncertain tax positions

The amount of unrecognized tax benefits as of December 31, 2011 and December 31, 2010 was $0. There have been no material changes in unrecognized tax benefits through December 31, 2011. The fiscal years 2006 through 2011 are considered open tax years in U.S. federal and state and Australian tax jurisdictions. In addition, 2011 and 2010 are considered open tax years for German and United Kingdom jurisdictions. At December 31, 2011, we were not under examination by any of these taxing authorities for the open tax years.